B9 Other current liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
B9 Other current liabilities

Other current liabilities

Other current liabilities
	2021	2020
Accrued interest	177	181
Accrued expenses	30,837	28,895
Of which employee-related	15,380	15,182
Of which supplier-related	9,100	7,823
Of which other 1)	6,357	5,890
Derivative liabilities 2)	762	234
Other 3) 4)	6,145	4,378
Total	37,921	33,688

1)	Major balance relates to accrued expenses for customer projects.

2)	See also note F1 “Financial risk management.”

3)	Includes items such as VAT and other payroll deductions.

4)
As of 2021, current tax liabilities are presented as a separate line item on the balance sheet and are no longer included in “Other” in the table above. The comparison year has been updated accordingly.